Operating Right-of-use asset, net (Tables)	12 Months Ended
Mar. 31, 2025
Operating Right-of-use Asset Net
Schedule of operating right of use asset net

	March 31,	Increase/	Exchange rate	March 31,
	2024	(Decrease)	translation	2025
Office lease - Shenzhen Wan	$—	$199,035	$(1,200)	$197,835
Total right-of-use assets, at cost	—	199,035	(1,200)	197,835
Less: accumulated amortization	—	(97,803)	590	(97,214)
Right-of-use assets, net – Continuing operations	$—	$101,232	$(610)	$100,621
Right-of-use assets, net – Discontinued operations	—	—	—	—
Right-of-use assets, net	$—	$101,232	$(610)	$100,621